Document and Entity Information Document	Nov. 04, 2021	Aug. 05, 2021
Entity Information [Line Items]
Entity Central Index Key	0001021635
Document Type	8-K
City Area Code	405
Local Phone Number	553-3000
Entity Emerging Growth Company		false
Title of 12(b) Security	Common Stock
Written Communications	false
Document Period End Date	Nov. 04, 2021
Entity Registrant Name	OGE ENERGY CORP.
Entity File Number	1-12579
Entity Tax Identification Number	73-1481638
Entity Address, Address Line One	321 North Harvey
Entity Address, Address Line Two	P.O. Box 321
Entity Address, City or Town	Oklahoma City
Entity Address, Postal Zip Code	73101-0321
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	OGE
Security Exchange Name	NYSE
Amendment Flag	false
Entity Incorporation, State or Country Code	OK
Entity Address, State or Province	OK
OG&E
Entity Information [Line Items]
Entity Central Index Key	0000074145
Entity Registrant Name	OKLAHOMA GAS AND ELECTRIC COMPANY
Entity File Number	1-1097
Entity Tax Identification Number	73-0382390